Dividends on Ordinary Shares (Tables)	12 Months Ended
Dec. 31, 2018
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Disclosure of Dividends on Ordinary Shares Declared and Paid

Dividends on ordinary shares declared and paid during the year were as follows:

	Group			Group
	2018 Pence per share	2017 Pence per share	2016 Pence per share	2018 £m	2017 £m	2016 £m
In respect of current year – first interim	0.81	1.04	1.02	250	323	317
– second interim	2.15	0.74	0.89	668	230	276
– third interim	0.71	—	—	221	—	—

	3.67	1.78	1.91	1,139	553	593